UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds—74.00%
Corporate Bonds—Domestic—62.14%
Aflac, Inc., 8.500%, 5/15/2019	$250,000	$319,658
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	323,878
American Express Credit Co., 2.800%, 9/19/2016	300,000	313,669
American International Group, Inc., 5.850%, 1/16/2018	1,075,000	1,235,330
Amgen, Inc., 4.850%, 11/18/2014	25,000	25,935
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	93,750
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	233,260
Associated Banc-Corp, 5.125%, 3/28/2016	300,000	320,839
Associates Corp. NA, 6.950%, 11/1/2018	200,000	238,211
AT&T, Inc., 2.950%, 5/15/2016	675,000	704,258
Bank of America Corp., 6.875%, 4/25/2018	500,000	591,747
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,139,377
BB&T Corp., 1.450%, 1/12/2018	500,000	487,308
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	584,840
CIGNA Corp., 8.500%, 5/1/2019	125,000	159,879
Citigroup, Inc., 1.250%, 1/15/2016	400,000	401,528
Citigroup, Inc., 6.125%, 11/21/2017	400,000	461,488
Citigroup, Inc., 5.375%, 8/9/2020	550,000	626,584
Comcast Corp., 6.500%, 1/15/2015	99,000	104,998
Credit Suisse USA, Inc., 5.125%, 8/15/2015	425,000	455,614
CVS Caremark Corp., 5.750%, 6/1/2017	400,000	454,001
CVS Caremark Corp., 4.750%, 5/18/2020	225,000	246,172
Discover Financial Services, 5.200%, 4/27/2022	475,000	495,121
Federal Home Loan Banks, 1.000%, 11/20/2028	500,000	497,896
Fifth Third Bancorp., 3.625%, 1/25/2016	340,000	357,379
Ford Motor Credit Co. LLC, 3.000%, 6/12/2017	900,000	936,151
General Electric Capital Corp., 5.000%, 1/8/2016	275,000	297,339
General Electric Capital Corp., 1.625%, 4/2/2018	250,000	247,598
General Electric Capital Corp., 6.000%, 8/7/2019	500,000	587,366
Genworth Financial, Inc., 6.515%, 5/22/2018	500,000	569,256
Goldman Sachs Group, Inc./The, 5.350%, 1/15/2016	600,000	649,620
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	225,000	250,562
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	459,254
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	175,000	192,979
Home Depot, Inc./The, 5.400%, 3/1/2016	600,000	658,472
HSBC Finance Corp., 5.000%, 6/30/2015	600,000	634,261
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	250,099
International Paper Co., 9.375%, 5/15/2019	125,000	164,141
Intuit, Inc., 5.750%, 3/15/2017	250,000	279,728
Jefferies Group, Inc., 3.875%, 11/9/2015	200,000	209,412
JPMorgan Chase & Co., 6.000%, 1/15/2018	1,225,000	1,411,842
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	634,890
KeyCorp, 3.750%, 8/13/2015	500,000	523,077
KLA-Tencor Corp., 6.900%, 5/1/2018	150,000	175,689
Lazard Group LLC, 6.850%, 6/15/2017	280,000	315,947
MetLife, Inc., 6.817%, 8/15/2018	510,000	610,804
Morgan Stanley, 5.375%, 10/15/2015	850,000	914,628
Morgan Stanley, 5.750%, 1/25/2021	650,000	736,403
News America, Inc., 4.500%, 2/15/2021	800,000	858,807
Prudential Financial, Inc., 6.200%, 1/15/2015	250,000	264,055
Prudential Financial, Inc., 4.750%, 9/17/2015	200,000	213,217
Prudential Financial, Inc., 5.500%, 3/15/2016	310,000	338,571
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	491,642

See accompanying notes which are an integral part of this schedule of investments.

Sempra Energy, 6.500%, 6/1/2016	250,000	281,460
Simon Property Group LP, 6.125%, 5/30/2018	500,000	579,475
Starbucks Corp., 6.250%, 8/15/2017	300,000	349,848
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	453,389
Symantec Corp., 4.200%, 9/15/2020	300,000	304,703
Time Warner, Inc., 3.400%, 6/15/2022	800,000	782,097
Travelers Cos., Inc./The, 5.750%, 12/15/2017	200,000	229,486
Verizon Communications, Inc., 4.900%, 9/15/2015	510,000	544,972
Viacom, Inc., 3.875%, 12/15/2021	800,000	796,426
Zions Bancorp., 7.750%, 9/23/2014	150,000	156,705

TOTAL CORPORATE BONDS—DOMESTIC (Cost $28,357,223)		29,227,091

Corporate Bonds—Australia—1.36%
Westpac Banking Corp., 4.200%, 2/27/2015	250,000	260,714
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	388,875

		649,589

Corporate Bonds—Canada—9.64%
Bank of Montreal, 2.500%, 1/11/2017	1,000,000	1,030,839
Bank of Nova Scotia, 2.550%, 1/12/2017	1,000,000	1,037,867
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	36,167
Manulife Financial Corp., 3.400%, 9/17/2015	450,000	468,613
Royal Bank of Canada, 2.200%, 7/27/2018	1,000,000	1,005,147
Toronto-Dominion Bank/The, 2.500%, 7/14/2016	1,000,000	1,037,911

		4,616,544

Corporate Bond—Isle of Man—0.63%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	302,378

Corporate Bond—Netherlands—0.23%
Deutsche Telekom International Finance BV, 5.750%, 3/23/2016	100,000	109,854

TOTAL CORPORATE BONDS—FOREIGN (Cost $5,681,144)		5,678,365

Total Corporate Bonds (Cost $34,638,367)		34,905,456

Mortgage-Backed Securities—5.27%
Federal Home Loan Mortgage Corp., Pool #A57160, 5.500%, 2/1/2037	48,237	52,580
Federal National Mortgage Association, 2.400%, 11/7/2024	600,000	532,865
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	86,144	93,475
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	53,598	58,159
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	106,317	116,905
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	108,718	119,570
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	45,921	50,663
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	781,649	806,601
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	507,839	505,957
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	755,076	719,019

Total Mortgage-Backed Securities (Cost $2,564,205)		3,055,794

See accompanying notes which are an integral part of this schedule of investments.

U.S. Treasury Obligations—19.05%
Treasury Inflation Protected Securities, 1.375%, 1/15/2020	702,059	754,486
Treasury Inflation Protected Securities, 0.125%, 7/15/2022	507,835	486,407
U.S. Treasury Note, 4.125%, 5/15/2015	2,500,000	2,633,495
U.S. Treasury Note, 2.250%, 3/31/2016	905,000	941,200
U.S. Treasury Note, 3.250%, 3/31/2017	3,500,000	3,762,363
U.S. Treasury Note, 2.000%, 2/15/2023	450,000	417,515
U.S. Treasury Note, 6.250%, 8/15/2023	100,000	128,500

Total U.S. Treasury Obligations (Cost $9,188,410)		9,123,966

	Shares
Preferred Stocks—0.22%
Federal National Mortgage Association, Series S, 8.250%	12,000	105,000

Total Preferred Stocks (Cost $300,000)		105,000

Money Market Securities—0.48%
Fidelity Institutional Money Market Government Portfolio – Class I, 0.01% (a)	230,208	230,208

Total Money Market Securities (Cost $230,208)		230,208

Total Investments—99.02% (Cost $46,921,190)		47,420,424

Other Assets in Excess of Liabilities—0.98%		469,696

TOTAL NET ASSETS—100.00%		$47,890,120

(a)	Rate disclosed is the seven day yield as of December 31, 2013.

Tax related—At December 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$1,199,282
Gross unrealized (depreciation)	(700,048)

Net unrealized appreciation	$499,234

Aggregate cost of securities for income tax purposes	$46,921,190

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2013

(Unaudited)

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, real estate investment trusts, closed end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at

FCI Bond Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

FCI Bond Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

The following is a summary of the inputs used at December 31, 2013 in valuing the Bond Fund’s assets carried at fair value:

Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Corporate Bonds	$—	$29,227,091	$—	$29,227,091
Foreign Corporate Bonds	—	5,678,365	—	5,678,365
Mortgage-Backed Securities	—	3,055,794	—	3,055,794
U.S. Treasury Obligations	—	9,123,966	—	9,123,966
Preferred Stocks	105,000	—	—	105,000
Money Market Securities	230,208	—	—	230,208

Total	$335,208	$47,085,216	$—	$47,420,424

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended December 31, 2013, the Fund had no transfers between any Levels.

Iron Strategic Income Fund

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds—12.11%
Corporate Bonds—Domestic—10.71%
AES Corp./The, 8.000%, 10/15/2017	$148,000	$174,640
Ally Financial, Inc., 8.000%, 3/15/2020	2,000,000	2,407,500
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,230,000
Calpine Corp., 7.500%, 2/15/2021 (a)	1,599,000	1,752,904
Case New Holland, Inc., 7.875%, 12/1/2017	2,000,000	2,370,000
Chesapeake Energy Corp., 6.625%, 8/15/2020	1,624,000	1,822,940
Consol Energy, Inc., 8.000%, 4/1/2017	2,000,000	2,115,000
Cricket Communications, Inc., 7.750%, 10/15/2020	2,000,000	2,287,500
Del Monte Corp., 7.625%, 2/15/2019	2,000,000	2,082,500
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,255,000
First Data Corp., 12.625%, 1/15/2021	2,000,000	2,357,500
HCA, Inc., 8.500%, 4/15/2019	2,000,000	2,125,000
International Lease Finance Corp., 8.625%, 9/15/2015	2,000,000	2,227,500
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	2,000,000	2,127,500
Michaels Stores, Inc., 7.750%, 11/1/2018	2,000,000	2,180,000
Novelis, Inc., 8.750%, 12/15/2020	2,000,000	2,235,000
NRG Energy, Inc., 8.250%, 9/1/2020	2,000,000	2,225,000
Reynolds Group Issuer, Inc., 7.125%, 4/15/2019	2,000,000	2,140,000
SLM Corp., 8.000%, 3/25/2020	2,000,000	2,272,500
Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/2018	481,000	529,100
TransDigm, Inc., 7.750%, 12/15/2018	2,000,000	2,155,000
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (a)	2,000,000	2,150,000
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 9/15/2018	2,000,000	2,175,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 8/15/2020	2,000,000	2,255,000

		48,652,084

Corporate Bonds—Australia—0.46%
FMG Resources August 2006 Pty Ltd., 7.000%, 11/1/2015 (a) (b)	1,990,000	2,068,356

Corporate Bonds—Canada—0.48%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	2,000,000	2,165,000

Corporate Bonds—Luxembourg—0.46%
Expro Finance Luxembourg SCA, 8.500%, 12/15/2016 (a) (b)	2,000,000	2,095,000

Total Corporate Bonds (Cost $51,398,524)		54,980,440

Convertible Notes—6.48%
Convertible Notes—Domestic—6.26%
Annaly Capital Management, Inc., 5.000%, 5/15/2015	1,000,000	1,013,125
Ares Capital Corp., 5.750%, 2/1/2016	500,000	540,313
Ares Capital Corp., 5.750%, 2/1/2016 (a) (c)	500,000	540,313
Auxilium Pharmaceuticals, Inc., 1.500%, 7/15/2018	1,000,000	1,108,750
BGC Partners, Inc., 4.500%, 7/15/2016	500,000	522,500
Cobalt International Energy, Inc., 2.625%, 12/1/2019	1,000,000	885,625
Comtech Telecommunications Corp., 3.000%, 5/1/2029	1,000,000	1,055,000
DFC Global Corp., 3.000%, 4/1/2028	1,000,000	968,125
Electronic Arts, Inc., 0.750%, 7/15/2016	1,000,000	1,068,750
Exelixis, Inc., 4.250%, 8/15/2019	1,020,000	1,253,962
IAS Operating Partnership LP, 5.000%, 3/15/2018 (a)	1,000,000	923,125
Iconix Brand Group, Inc., 2.500%, 6/1/2016	1,000,000	1,378,125

See accompanying notes which are an integral part of this schedule of investments.

InterDigital, Inc., 2.500%, 3/15/2016 (c)	1,000,000	1,021,875
Meritage Homes Corp., 1.875%, 9/15/2032	1,000,000	1,125,625
Merrimack Pharmaceuticals, Inc., 4.500%, 7/15/2020	1,000,000	1,037,500
Nuance Communications, Inc., 2.750%, 11/1/2031	1,000,000	981,875
NuVasive, Inc., 2.750%, 7/1/2017	1,000,000	1,088,125
Omnicare, Inc., 3.250%, 12/15/2035	1,000,000	1,073,750
ON Semiconductor Corp., 2.625%, 12/15/2026	1,000,000	1,104,375
Owens-Brockway Glass Container, Inc., 3.000%, 6/1/2015 (a)	1,000,000	1,046,875
Prospect Capital Corp., 5.750%, 3/15/2018	500,000	529,375
Royal Gold, Inc., 2.875%, 6/15/2019	500,000	483,125
RTI International Metals, Inc., 1.625%, 10/15/2019	1,000,000	1,055,625
Starwood Property Trust, Inc., 4.000%, 1/15/2019	1,000,000	1,111,250
Stone Energy Corp., 1.750%, 3/1/2017	1,000,000	1,108,750
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/2026 (c)	500,000	533,438
Toll Brothers Finance Corp., 0.500%, 9/15/2032 (c)	1,000,000	1,045,000
Vivus, Inc., 4.500%, 5/1/2020 (a)	1,000,000	860,625
Volcano Corp., 1.750%, 12/1/2017	1,000,000	986,250
Walter Investment Management Corp., 4.500%, 11/1/2019 (c)	1,000,000	1,003,750

		28,454,901

Convertible Notes—China—0.22%
Ctrip.com International Ltd. , 1.250%, 10/15/2018 (a) (b)	1,000,000	991,250

Total Convertible Notes (Cost $27,903,386)		29,446,151

	Shares
Mutual Funds—72.41%
Aberdeen Global High Income Fund—Class I	35,098	352,733
American Beacon High Yield Bond Fund—Institutional Class	40,992	379,172
BlackRock High Yield Portfolio—BlackRock Class	1,226,781	10,084,138
Columbia High Yield Bond Fund—Class R5	1,037,055	3,090,424
Delaware High-Yield Opportunities Fund—Class I	45,102	196,195
DWS Global High Income Fund—Institutional Class	172,365	1,230,686
DWS High Income Fund—Institutional Class (d)	3,450,032	17,181,160
Eaton Vance High Income Opportunities Fund—Class I	472,738	2,193,502
Eaton Vance Income Fund of Boston—Institutional Class	176,339	1,068,613
Federated High Income Bond Fund—Class A	987,829	7,744,580
Federated High Yield Trust—Class SS	19,608	132,747
Federated Institutional High-Yield Bond Fund—Institutional Class	2,050,341	20,933,985
Fidelity Advisor High Income Advantage Fund—Class I	99,328	1,002,215
Fidelity Capital & Income Fund	116,543	1,149,115
Fidelity High Income Fund	407,928	3,822,288
Hartford High Yield Fund—Class Y	7,151	54,636
Hotchkis and Wiley High Yield Fund—Class I	687,698	8,988,213
Invesco High Yield Fund—Class R5	11,980	53,671
Ivy High Income Fund—Class I	4,124,555	35,636,154
Janus High-Yield Fund—Class I	528,028	4,852,577
John Hancock Core High Yield Fund—Class I	278,141	3,028,959
JPMorgan High Yield Fund—Select Class	1,992,985	15,904,024
Loomis Sayles Institutional High Income Fund	784,592	6,002,126
Lord Abbett High Yield Fund—Class I	2,408,365	18,881,583
MainStay High Yield Opportunities Fund—Class I	60,761	746,142
Metropolitan West High Yield Bond Fund—Class I	193,126	1,983,406
MFS High Income Fund—Class I	991,100	3,558,050
MFS High Yield Opportunities Fund—Class I	9,859	64,874
Natixis Loomis Sayles High Income Fund—Class Y	8,335	36,591
Northeast Investors Trust	8,141	53,082
Nuveen High Income Bond Fund—Class I	630,519	5,693,582
Nuveen Symphony Credit Opportunities Fund—Class I	44,305	1,003,949
PIMCO High Yield Fund—Institutional Class	413,218	3,971,021
PIMCO High Yield Spectrum Fund—Institutional Class	458,841	5,015,132

See accompanying notes which are an integral part of this schedule of investments.

Pioneer Global High Yield Fund—Class Y	71,540	704,668
Pioneer High Yield Fund—Class Y	134,883	1,440,549
Principal High Yield Fund—Institutional Class	2,224,583	17,173,782
Principal High Yield I Fund—Institutional Class	425,806	4,479,479
Prudential High Yield Fund—Class Z	4,182,598	24,008,113
Putnam High Yield Advantage Fund—Class Y	227,511	1,465,170
Putnam High Yield Trust—Class Y	25,944	205,477
RidgeWorth High Income Fund—Class I	445,053	3,168,775
RidgeWorth Seix High Yield Fund—Class I	522,577	5,110,802
SEI High Yield Bond Fund—Class A	1,947,373	15,092,138
T. Rowe Price High Yield Fund—Investor Class	2,588,665	18,508,955
T. Rowe Price Institutional High Yield Fund	1,540,740	14,960,586
TIAA-CREF High Yield Fund—Institutional Class	1,638,061	16,724,600
USAA High Income Fund	2,183,318	18,973,038
Vanguard High-Yield Corporate Fund—Admiral Shares	110,657	667,261
Western Asset High Yield Fund—Institutional Class	7,745	69,393

Total Mutual Funds (Cost $320,956,210)		328,842,111

Exchange-Traded Funds—0.02%
iShares iBoxx $ High Yield Corporate Bond Fund	593	55,078
SPDR Barclays High Yield Bond ETF	406	16,467

Total Exchange-Traded Funds (Cost $69,981)		71,545

Money Market Securities—9.65%
Federated Treasury Obligations Fund—Institutional Shares, 0.01% (e)	10,957,639	10,957,639
Fidelity Institutional Money Market Treasury Only—Class I, 0.01% (e)	10,957,639	10,957,639
First American Treasury Obligations Fund—Class Z, 0.00% (e)	10,957,639	10,957,639
Wells Fargo Advantage Treasury Plus Money Market Fund—Class I, 0.01% (e)	10,957,639	10,957,639

Total Money Market Securities (Cost $43,830,556)		43,830,556

	Principal Amount
Repurchase Agreements—0.60%
Credit Suisse Government TPR mix, 0.000%, dated 12/31/13, due 1/2/14, repurchase price $2,715,000 (collateralized by U.S. Treasury Strip Principal, 3.125%, 02/15/43, fair value $2,769,576) (f)	$2,715,000	2,715,000

Total Repurchase Agreements (Cost $2,715,000)		2,715,000

Total Investments—101.27% (Cost $446,873,657)		459,885,803

Liabilities in Excess of Other Assets—(1.27)%		(5,764,363)

TOTAL NET ASSETS—100.00%		$454,121,440

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Foreign corporate bond denominated in U.S. dollars.
(c)	All or a portion of the security was on loan as of December 31, 2013. The total value of securities on loan as of December 31, 2013 was $2,682,706.

See accompanying notes which are an integral part of this schedule of investments.

(d)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(e)	Rate disclosed is the seven day yield as of December 31, 2013.
(f)	Security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of December 31, 2013.

Tax Related—As of December 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$14,310,113
Unrealized depreciation	(1,415,977)

Unrealized appreciation	$12,894,136

Aggregate cost of securities for income tax purposes	$446,991,667

See accompanying notes which are an integral part of this schedule of investments.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

December 31, 2013

(Unaudited)

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

Fixed income securities, including corporate bonds and convertible notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$54,980,440	$—	$54,980,440
Convertible Notes	—	29,446,151	—	29,446,151
Mutual Funds	328,842,111	—	—	328,842,111
Exchange—Traded Funds	71,545	—	—	71,545
Money Market Securities	43,830,556	—	—	43,830,556
Repurchase Agreements	—	2,715,000	—	2,715,000

Total	$372,744,212	$87,141,591	$—	$459,885,803

*	See schedule of investments for additional country information related to corporate bonds.

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of December 31, 2013.

Derivative Transactions—The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of December 31, 2013, the Fund did not have any credit default swaps outstanding.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

Security loans—Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Advisor, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). The Fund has elected to have its cash received through loan transactions invested in repurchase agreements with borrowers and/or their affiliates secured by U.S. Government Securities. At all times the margin of collateral to market value of loaned securities shall be at least 102%. As of December 31, 2013, the Fund loaned securities having a fair value of $2,682,706 and received $2,715,000 of cash collateral for the loan from the following counterparties: Barclay’s Capital, Inc., Citigroup Global Markets, Inc. and Wells Fargo Securities, LLC. This cash was invested in short term repurchase agreements.

Repurchase Agreements—A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience delays or an inability to liquidate the underlying security, resulting in a potential loss in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Advisor to be creditworthy (each a “Counterparty”). The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Repurchase agreements may be collateralized with securities or other assets. To the extent that the Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, determined by the Board of Trustees (or the Advisor if so delegated by the Board) to be of comparable quality. At December 31, 2013, the Fund held repurchase agreements purchased with collateral from securities lending of $2,715,000.

The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Fund may enter into futures contracts, including, but not limited to, interest rate, commodity and index futures. The Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts. The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

Restricted Securities—The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At December 31, 2013, the aggregate value of such securities amounted to $12,428,448 and value amounts to 2.74% of the net assets of the Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
Ares Capital Corp., 5.750%, 2/01/2016	3/20/2012	$500,000	$516,091	$540,313
Calpine Corp., 7.500%, 2/15/2021	1/14/2011	1,599,000	1,612,810	1,752,904
Ctrip.com International Ltd., 1.250%, 10/15/2018	10/31/2013	1,000,000	1,047,225	991,250
Expro Finance Luxembourg SCA, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,985,921	2,095,000
FMG Resources August 2006 Pty Ltd., 7.000%, 11/1/2015	1/5/2011	1,990,000	2,017,822	2,068,356
IAS Operating Partnership LP, 5.000%, 3/15/2018	9/13/2013	1,000,000	925,468	923,125
Owens-Brockway Glass Container, Inc., 3.000%, 6/1/2015	10/3/2013	1,000,000	1,032,278	1,046,875
Valeant Pharmaceuticals International, 6.875%, 12/1/2018	1/14/2011	2,000,000	2,040,941	2,150,000
Vivus, Inc., 4.500%, 5/1/2020	10/16/2013	1,000,000	925,965	860,625

				$12,428,448

Appleseed Fund

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks—65.88%
Business Services—4.90%
Staples, Inc.	426,280	$6,773,589
Sykes Enterprises, Inc. *	164,100	3,579,021
Yusen Logistics Co. Ltd. (a)	365,300	4,619,035

		14,971,645

Consumer Discretionary—3.62%
FTD Companies, Inc. *	339,624	11,064,950

Consumer Staples—14.33%
Avon Products, Inc.	527,963	9,091,523
Female Health Co./The	37,600	319,600
Herbalife Ltd. (a)	111,240	8,754,588
John B. Sanfilippo & Son, Inc.	628,776	15,518,192
Tesco PLC (a) *	1,829,000	10,128,462

		43,812,365

Energy—5.06%
McDermott International, Inc. *	772,541	7,076,476
Nabors Industries Ltd. (a)	494,002	8,393,094

		15,469,570

Financials—8.84%
Aon PLC (a)	53,311	4,472,260
Western Union Co./The	695,993	12,005,879
Willis Group Holdings PLC (a)	235,550	10,554,996

		27,033,135

Health Care Services—0.91%
PDI, Inc. *	576,828	2,774,543

Industrials—7.83%
Mabuchi Motor Co. Ltd. (a)	46,300	2,753,199
Titan International, Inc.	625,394	11,244,584
Toyo Tanso Co. Ltd. (a)	521,300	9,924,564

		23,922,347

Materials—7.18%
Mosaic Co./The	296,087	13,996,032
Rentech, Inc. *	4,540,830	7,946,453

		21,942,485

Pharmaceuticals—9.95%
Novartis AG ADR (a) (b)	123,750	9,947,025
Teva Pharmaceutical Industries Ltd. ADR (a)	510,793	20,472,583

		30,419,608

Real Estate—0.45%
Pico Holdings, Inc. *	58,865	1,360,370

Technology—0.10%
Microsoft Corp.	8,350	312,541

Telecommunication Services—2.71%
SK Telecom Co. Ltd. ADR (a)	336,245	8,278,352

Total Common Stocks (Cost $160,577,752)		201,361,911

See accompanying notes which are an integral part of this schedule of investments.

Gold Trusts—17.27%
Central GoldTrust (a) (c) (d) (e) *	886,058	$36,780,268
Sprott Physical Gold Trust (a) (d) (f) *	1,605,920	15,994,963

Total Gold Trusts (Cost $64,264,703)		52,775,231

	Principal Amount
Certificates of Deposit—0.98%
Community Bank, 0.750%, 9/24/2014	$1,000,000	1,000,000
New Resource Bank, 0.050%, 1/18/2014	249,073	249,073
Pacific Coast Bank, 0.150%, 1/18/2014	250,576	250,576
Pacific Coast Bank, 0.070%, 3/5/2014	500,000	500,000
Self-Help Federal Credit Union, 0.250%, 2/28/2014	252,982	252,982
University Bank, 0.050%, 1/2/2014	500,249	500,249
University Bank, 0.118%, 1/3/2014	250,000	250,000

Total Certificates of Deposit (Cost $3,002,880)		3,002,880

Corporate Bonds—4.89%
Financials—3.40%
AON Corp., 3.500%, 9/30/2015	2,820,000	2,944,452
Fairfax Financial Holdings Ltd., 8.250%, 10/1/2015 (a)	1,973,000	2,187,909
Volkswagen Financial Services NV, 4.000%, 10/14/2015 (h)	11,300,000	1,927,844
Western Union Co./The, 5.930%, 10/1/2016	3,000,000	3,336,249

		10,396,454

Pharmaceuticals—1.49%
Novartis Capital Corp., 4.125%, 2/10/2014	3,000,000	3,011,796
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.750%, 9/15/2018 (a)	1,416,000	1,539,900

		4,551,696

Total Corporate Bonds (Cost $14,920,917)		14,948,150

U.S. Government Securities—6.89%
U.S. Treasury Note, 1.250%, 10/31/2015	3,000,000	3,050,097
U.S. Treasury Note, 0.375%, 11/15/2015	5,000,000	5,003,420
U.S. Treasury Note, 0.375%, 8/31/2015	3,000,000	3,004,746
U.S. Treasury Note, 0.250%, 9/30/2015	4,000,000	3,996,640
U.S. Treasury Note, 0.250%, 10/15/2015	3,000,000	2,996,367
U.S. Treasury Note, 0.250%, 12/15/2015	3,000,000	2,993,556

Total U.S. Government Securities (Cost $21,056,654)		21,044,826

	Shares
Money Market Securities—2.41%
Federated Government Obligations Fund—Institutional Shares, 0.01% (g)	7,368,346	7,368,346

Total Money Market Securities (Cost $7,368,346)		7,368,346

Total Investments—Long—98.32% (Cost $271,191,252)		300,501,344

See accompanying notes which are an integral part of this schedule of investments.

Total Investments—Short—(0.24%) (Proceeds Received $538,635)	$(724,150)

Other Assets in Excess of Liabilities—1.92%	5,857,533

TOTAL NET ASSETS—100.00%	$305,634,727

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2013, was $9,645,600.
(c)	Closed-End Mutual Fund
(d)	Passive Foreign Investment Company
(e)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(f)	Exchange-Traded Fund
(g)	Rate disclosed is the seven day yield as of December 31, 2013.
(h)	Foreign-denominated security. Principal amount is reported in Norwegian Krone.
*	Non-income producing security.

ADR—American Depositary Receipt

Tax Related - At December 31, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Unrealized appreciation	$40,691,218
Unrealized depreciation	(12,050,083)

Net unrealized depreciation	$28,641,135

Aggregate cost of securities for income tax purposes	$271,136,059

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

December 31, 2013 (Unaudited)

	Shares	Fair Value
Limited Partnerships—(0.24%)
United States Natural Gas Fund, LP	(35,000)	$(724,150)

Total Limited Partnerships (Proceeds Received $538,635)		$(724,150)

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

December 31, 2013

(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)
Japanese Yen Currency Futures Contract March 2014	(80)	$(9,503,000)	$335,990

Total Short Futures Contracts	(80)		$335,990

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2013

(Unaudited)

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, gold trusts, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Appleseed Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments—continued

December 31, 2013

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$201,361,911	$—	$—	$201,361,911
Gold Trusts	52,775,231	—	—	52,775,231
Certificates of Deposit	—	3,002,880	—	3,002,880
Corporate Bonds*	—	14,948,150	—	14,948,150
U.S. Government Securities		21,044,826		21,044,826
Money Market Securites	7,368,346	—	—	7,368,346

Total	$261,505,488	$38,995,856	$—	$300,501,344

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Limited Partnerships	$(724,150)	$—	$—	$(724,150)
Short Futures Contracts*	335,990	—	—	335,990

Total	$(388,160)	$—	$—	$(388,160)

*	The amount shown represents the gross unrealized appreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of December 31, 2013.

Derivative Transactions—The Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal year. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of December 31, 2013 is held for collateral for futures transactions and is restricted from withdrawal.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 3, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear

John C. Swhear, President

Date 3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 3/3/14

By	/s/ Robert W. Silva

Robert W. Silva, Treasurer

Date 3/3/14